Supplemental Balance Sheet Disclosures (Details) - Schedule of Supplemental Prepaid Expenses and Other Current Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Supplemental Prepaid Expenses and Other Current Assets [Abstract]
Unbilled receivables	$ 503,029	$ 544,212	$ 505,203
Software and technology	58,254	168,792	643,387
Insurance	85,323	224,785	264,097
Professional services, dues and subscriptions	39,069	183,614	537,237
Deferred contract costs		36,465	142,930
Other	83,874	51,755	32,868
Total	$ 769,549	$ 1,209,623	$ 2,125,722